Other Borrowings	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
OTHER BORROWINGS
OTHER BORROWINGS
During the years ended December 31, 2014 and 2013, the Company had an accommodation from First Tennessee Bank National Association to borrow federal funds up to the amount of $15.0 million. This federal funds accommodation is not a confirmed line of credit or loan, and First Tennessee Bank National Association may cancel, in whole or in part, the accommodation at any time without cause or notice in its sole discretion. The Company did not have an outstanding balance on this accommodation at December 31, 2014 and 2013.
At December 31, 2014 and 2013, the Company had an agreement with Zions First National Bank to borrow federal funds up to $9.0 million. This federal funds amount was established at the discretion of Zions First National Bank and may be terminated at any time in its sole discretion. The Company did not have an outstanding balance on this line at December 31, 2014. The outstanding balance on this federal funds line was $2.4 million at December 31, 2013 and was repaid in full during 2014.